UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

FORM N-Q

December 31, 2014

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.3%
CONSUMER DISCRETIONARY - 6.8%
Diversified Consumer Services - 0.3%
Benesse Holdings Inc.	300	$8,912	(a)

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	279	26,142

Household Durables - 0.7%
Berkeley Group Holdings PLC	500	19,160	(a)

Media - 2.3%
RTL Group SA	200	18,821	(a)
SES	700	25,110	(a)
Sky PLC	1,600	22,269	(a)

Total Media		66,200

Multiline Retail - 1.0%
Kohl’s Corp.	490	29,910

Specialty Retail - 0.8%
TJX Cos. Inc.	354	24,277

Textiles, Apparel & Luxury Goods - 0.8%
Yue Yuen Industrial Holdings Ltd.	6,500	23,360	(a)

TOTAL CONSUMER DISCRETIONARY		197,961

CONSUMER STAPLES - 21.4%
Beverages - 2.7%
Asahi Breweries Ltd.	600	18,520	(a)
Dr. Pepper Snapple Group Inc.	409	29,317
PepsiCo Inc.	310	29,314

Total Beverages		77,151

Food & Staples Retailing - 6.6%
Aeon Co., Ltd.	1,700	17,111	(a)
Delhaize Group	300	21,793	(a)
FamilyMart Co., Ltd.	440	16,426	(a)
Flowers Foods Inc.	624	11,975
Koninklijke Ahold NV	1,114	19,802	(a)
Lawson Inc.	300	18,141	(a)
Metro Inc., Class A Shares	305	24,493
Wal-Mart Stores Inc.	336	28,856
Walgreens Boots Alliance Inc.	265	20,193
William Morrison Supermarkets PLC	4,951	14,090	(a)

Total Food & Staples Retailing		192,880

Food Products - 6.9%
Campbell Soup Co.	303	13,332
General Mills Inc.	531	28,318
Hormel Foods Corp.	371	19,329
J.M. Smucker Co.	130	13,127
Kellogg Co.	417	27,288
Kraft Foods Group Inc.	400	25,064
Lindt & Spruengli AG	5	24,684	(a)

McCormick & Co. Inc., Non Voting Shares	189	14,043
Nestle SA, Registered Shares	348	25,509	(a)
Suedzucker AG	800	11,581	(a)

Total Food Products		202,275

Household Products - 3.9%
Church & Dwight Co. Inc.	323	25,456
Clorox Co.	279	29,075
Colgate-Palmolive Co.	244	16,882
Kimberly-Clark Corp.	241	27,845

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Household Products - (continued)
Procter & Gamble Co.	160	$14,574

Total Household Products		113,832

Tobacco - 1.3%
Imperial Tobacco Group PLC	450	19,707	(a)
Lorillard Inc.	280	17,623

Total Tobacco		37,330

TOTAL CONSUMER STAPLES		623,468

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
China Petroleum & Chemical Corp., Class H Shares	20,000	16,192	(a)
Kinder Morgan Inc.	516	21,832

TOTAL ENERGY		38,024

FINANCIALS - 16.6%
Banks - 4.0%
Bank of Montreal	400	28,294
Canadian Imperial Bank of Commerce	200	17,187
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	7,900	16,497
National Bank of Canada	650	27,661
Toronto-Dominion Bank	580	27,712

Total Banks		117,351

Diversified Financial Services - 0.4%
First Pacific Co., Ltd.	11,829	11,661	(a)

Insurance - 9.3%
Admiral Group PLC	900	18,431	(a)
Allied World Assurance Co. Holdings AG	372	14,106
Aspen Insurance Holdings Ltd.	330	14,444
Axis Capital Holdings Ltd.	571	29,173
Hiscox Ltd.	2,241	25,162	(a)
PartnerRe Ltd.	260	29,674
RenaissanceRe Holdings Ltd.	210	20,416
Talanx AG	740	22,623	(a)
Travelers Cos. Inc.	275	29,109
Validus Holdings Ltd.	620	25,767
W.R. Berkley Corp.	400	20,504
Zurich Insurance Group AG	70	21,920	*(a)

Total Insurance		271,329

Real Estate Investment Trusts (REITs) - 1.5%
American Capital Agency Corp.	720	15,717
Hatteras Financial Corp.	793	14,615
MFA Financial Inc.	1,638	13,088

Total Real Estate Investment Trusts (REITs)		43,420

Real Estate Management & Development - 1.4%
Daito Trust Construction Co., Ltd.	200	22,645	(a)
Swiss Prime Site AG, Registered Shares	250	18,318	(a)

Total Real Estate Management & Development		40,963

TOTAL FINANCIALS		484,724

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	571	25,706
Becton, Dickinson & Co.	198	27,554

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - (continued)
Halyard Health Inc.	30	$1,364	*

Total Health Care Equipment & Supplies		54,624

Health Care Providers & Services - 0.6%
Miraca Holdings Inc.	400	17,238	(a)

Pharmaceuticals - 7.9%
AbbVie Inc.	444	29,055
Eisai Co., Ltd.	300	11,624	(a)
Eli Lilly & Co.	419	28,907
GlaxoSmithKline PLC	950	20,325	(a)
Johnson & Johnson	270	28,234
Mitsubishi Tanabe Pharma Corp.	800	11,723	(a)
Novartis AG, Registered Shares	281	25,843	(a)
Otsuka Holdings KK	800	23,994	(a)
Roche Holding AG	75	20,328	(a)
Teva Pharmaceutical Industries Ltd., ADR	515	29,618

Total Pharmaceuticals		229,651

TOTAL HEALTH CARE		301,513

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	149	28,693
Raytheon Co.	270	29,206

Total Aerospace & Defense		57,899

Airlines - 1.0%
Japan Airlines Co., Ltd.	1,000	29,211	(a)

Commercial Services & Supplies - 1.0%
Waste Management Inc.	575	29,509

Industrial Conglomerates - 0.8%
Jardine Matheson Holdings Ltd.	400	24,340	(a)

Professional Services - 0.9%
Dun & Bradstreet Corp.	219	26,490

Road & Rail - 0.8%
West Japan Railway Co.	500	23,693	(a)

Transportation Infrastructure - 0.6%
Beijing Capital International Airport Co., Ltd.	20,000	15,953	(a)

TOTAL INDUSTRIALS		207,095

INFORMATION TECHNOLOGY - 2.4%
Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	786	28,524

Software - 0.6%
Broadridge Financial Solutions Inc.	390	18,010

Technology Hardware, Storage & Peripherals - 0.8%
International Business Machines Corp.	145	23,264

TOTAL INFORMATION TECHNOLOGY		69,798

MATERIALS - 1.0%
Containers & Packaging - 1.0%
Bemis Co. Inc.	640	28,934

TELECOMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 9.4%
AT&T Inc.	700	23,513
BCE Inc.	506	23,205
Bezeq Israeli Telecommunication Corp., Ltd.	11,148	19,820	(a)
CenturyLink Inc.	690	27,310
Chunghwa Telecom Co., Ltd., ADR	456	13,420
Frontier Communications Corp.	4,356	29,055

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
HKT Trust and HKT Ltd.	20,000	$25,971	(a)
Nippon Telegraph & Telephone Corp.	300	15,437	(a)
Swisscom AG, Registered Shares	45	23,630	(a)
TDC A/S	2,600	19,814	(a)
Telefonica Deutschland Holding AG	5,600	29,906	(a)(b)
Verizon Communications Inc.	512	23,951

Total Diversified Telecommunication Services		275,032

Wireless Telecommunication Services - 4.1%
China Mobile Ltd.	1,949	22,947	(a)
KDDI Corp.	400	25,028	(a)
NTT DoCoMo Inc.	1,400	20,493	(a)
Rogers Communications Inc., Class B Shares	600	23,328
StarHub Ltd.	4,000	12,526	(a)
Vodafone Group PLC	4,636	15,885	(a)

Total Wireless Telecommunication Services		120,207

TOTAL TELECOMMUNICATION SERVICES		395,239

UTILITIES - 14.9%
Electric Utilities - 5.5%
Cheung Kong Infrastructure Holdings Ltd.	1,557	11,504	(a)
CLP Holdings Ltd.	1,433	12,435	(a)
Duke Energy Corp.	217	18,128
Huaneng Power International Inc., Class H Shares	22,000	29,760	(a)
Pinnacle West Capital Corp.	423	28,895
Power Assets Holdings Ltd.	1,343	12,966	(a)
PPL Corp.	481	17,475
Southern Co.	297	14,586
Spark Infrastructure Group	8,434	14,598	(a)

Total Electric Utilities		160,347

Gas Utilities - 0.8%
Osaka Gas Co., Ltd.	3,000	11,213	(a)
Tokyo Gas Co., Ltd.	2,000	10,792	(a)

Total Gas Utilities		22,005

Independent Power and Renewable Electricity Producers - 0.4%
Tractebel Energia SA	900	11,353	(a)

Multi-Utilities - 5.8%
Centrica PLC	4,600	19,798	(a)
CMS Energy Corp.	815	28,321
Consolidated Edison Inc.	225	14,852
DTE Energy Co.	178	15,374
PG&E Corp.	297	15,813
TECO Energy Inc.	1,390	28,481
Wisconsin Energy Corp.	549	28,954
Xcel Energy Inc.	509	18,284

Total Multi-Utilities		169,877

Water Utilities - 2.4%
American Water Works Co. Inc.	369	19,668
Guangdong Investment Ltd.	18,000	23,375	(a)

See Notes to Schedule of Investments.

QS BATTERYMARCH MANAGED VOLATILITY GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY		SHARES	VALUE
Water Utilities - (continued)
Severn Trent PLC		900	$27,904	(a)

Total Water Utilities			70,947

TOTAL UTILITIES			434,529

TOTAL COMMON STOCKS (Cost - $2,377,542)			2,781,285

PREFERRED STOCKS - 0.9%
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telefonica Brasil SA		700	12,364	(a)

UTILITIES - 0.5%
Electric Utilities - 0.5%
Companhia Energetica de Minas Gerais		2,599	12,696	(a)

TOTAL PREFERRED STOCKS (Cost - $34,633)			25,060

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 1.5%
Liquids Transportation & Storage - 0.5%
Buckeye Partners LP		206	15,586

Natural Gas Transportation & Storage - 0.7%
TC Pipelines LP		290	20,654

Oil, Gas and Consumable Fuels - 0.3%
Natural Resource Partners LP		810	7,492

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $41,646)			43,732

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,453,821)			2,850,077

	RATE	SHARES
SHORT-TERM INVESTMENTS - 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $41,593)	0.060%	41,593	41,593

TOTAL INVESTMENTS - 99.1% (Cost - $2,495,414#)			2,891,670
Other Assets in Excess of Liabilities - 0.9%			25,041

TOTAL NET ASSETS - 100.0%			$2,916,711

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Managed Volatility Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$80,329	$117,632	—	$197,961
Consumer staples	416,104	207,364	—	623,468
Energy	21,832	16,192	—	38,024
Financials	343,964	140,760	—	484,724
Health care	170,438	131,075	—	301,513
Industrials	113,898	93,197	—	207,095
Telecommunication services	163,782	231,457	—	395,239
Utilities	248,831	185,698	—	434,529
Other common stocks	98,732	—	—	98,732
Preferred stocks	—	25,060	—	25,060
Master limited partnerships	43,732	—	—	43,732

Total long-term investments	$1,701,642	$1,148,435	—	$2,850,077

Short-term investments†	41,593	—	—	41,593

Total investments	$1,743,235	$1,148,435	—	$2,891,670

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $1,148,435 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$510,966
Gross unrealized depreciation	(114,710)

Net unrealized appreciation	$396,256

3. Subsequent Event Note

Effective March 31, 2015, the Fund will be renamed QS Batterymarch Global Dividend Fund. The Fund’s investment policies and strategies remain unchanged.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	February 25, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2015